Revenue (Tables)	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Schedule of Disaggregated Revenue by Primary Geographic
In the following tables, revenue is disaggregated by primary geographic market and by principal activities and products. Due to the diversified nature of the Group, the basis on which management reviews its businesses varies across the Group. Geography is the primary basis for the Americas Materials and Europe Materials businesses; while activities and products are used for the Building Products businesses.

Revenue from external customers (as defined in IFRS 8) attributable to the country of domicile and all foreign countries of operation greater than 10% are included below. Further operating segment disclosures are set out in note 2.

	Year ended 31 December
	Americas Materials 2020	Europe Materials 2020	Building Products 2020	Total 2020	Americas Materials 2019	Europe Materials 2019	Building Products 2019	Total 2019	Americas Materials 2018	Europe Materials 2018	Building Products 2018	Total 2018
Primary geographic markets	$m	$m	$m	$m	$m	$m	$m	$m	$m	$m	$m	$m
Continuing operations
Republic of Ireland (country of domicile)	-	632	-	632	-	655	-	655	-	553	-	553
United Kingdom	-	3,157	180	3,337	-	3,478	243	3,721	-	3,596	263	3,859
Rest of Europe (i)	-	4,8 41	992	5,8 33	-	4,845	1,162	6,007	-	4,840	1,735	6,575
United States	9,984	-	5,479	15,463	10,307	-	5,086	15,393	9,326	-	4,801	14,127
Rest of World (ii)	1,289	5 11	522	2,3 22	1,319	531	506	2,356	1,246	509	580	2,335

Total Group from continuing operations	11,273	9,141	7,173	27,587	11,626	9,509	6,997	28,132	10,572	9,498	7,379	27,449
Discontinued operations
United States - Americas Distribution				-				-				8
Rest of Europe (i) - Europe Distribution				-				3,557				4,191

Total Group				27,587				31,689				31,648

(i)
The Rest of Europe principally includes Austria, Belgium, Czech Republic, Denmark, Estonia, Finland, France, Germany, Hungary, Luxembourg, the Netherlands, Poland, Romania, Serbia, Slovakia, Spain, Sweden, Switzerland and Ukraine.

(ii)	The Rest of World principally includes Australia, Brazil, Canada and the Philippines.

Schedule of Disaggregated Revenue by Principal Activities and Products

	Year ended 31 December
	Americas Materials (iii) 2020	Europe Materials (iii) 2020	Building Products 2020	Total 2020	Americas Materials (iii) 2019	Europe Materials (iii) 2019	Building Products 2019	Total 2019	Americas Materials (iii) 2018	Europe Materials (iii) 2018	Building Products 2018	Total 2018
Principal activities and products	$m	$m	$m	$m	$m	$m	$m	$m	$m	$m	$m	$m
Continuing operations
Cement, lime and cement products	1,403	2,974	-	4,377	1,368	2,962	-	4,330	957	2,960	-	3,917
Aggregates, asphalt and readymixed products	5,604	3,100	-	8,704	5,649	3,427	-	9,076	5,114	3,448	-	8,562
Construction contract activities*	4,266	1,732	168	6,166	4,609	1,801	185	6,595	4,501	1,821	283	6,605
Architectural products	-	1,166	3,439	4,605	-	1,069	2,983	4,052	-	1,066	3,067	4,133
Infrastructure products	-	169	1,278	1,447	-	250	1,387	1,637	-	203	1,276	1,479
Construction accessories	-	-	626	626	-	-	660	660	-	-	700	700
Architectural glass and glazing systems and wholesale hardware distribution	-	-	1,662	1,662	-	-	1,782	1,782	-	-	1,690	1,690
DIY	-	-	-	-	-	-	-	-	-	-	363	363

Total Group from continuing operations	11,273	9,141	7,173	27,587	11,626	9,509	6,997	28,132	10,572	9,498	7,379	27,449
Discontinued operations
Exterior and interior products - Americas Distribution				-				-				8
General Builders Merchants, DIY Germany and Sanitary, Heating & Plumbing - Europe Distribution				-				3,557				4,191

Total Group				27,587				31,689				31,648

(iii)
Americas Materials and Europe Materials both operate vertically integrated businesses, which are founded in resource-backed cement and aggregates assets and which support the manufacture and supply of aggregates, asphalt, cement, readymixed and precast concrete and landscaping products. Accordingly, for the purpose of disaggregation of revenue we have included certain products together, as this is how management reviews and evaluates this business line.